Taxes (Details) - Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes [Abstract]
Income before income tax	$ 2,892,571	$ 370,448	$ 3,132,682	$ 9,503,793
Hong Kong income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	$ 477,274	$ 61,124	$ 516,893	$ 1,568,456
Preferential rate	(165,000)	(21,131)	(165,000)	(165,000)
Non-taxable items in Hong Kong	(30,394)	(3,893)	(9,975)	(82,221)
Expenses not deductible for tax	18,187	2,329	131,674	31,144
Tax credit	(3,000)	(384)	(6,000)	(10,000)
Total income tax expense	$ 297,067	$ 38,045	$ 467,592	$ 1,342,379
Effective tax rate	10.30%	10.30%	14.90%	14.10%